Income Taxes - Summary of Analysis of Temporary Differences Giving Rise to Net Deferred Tax Liability (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 104,573,985	$ 98,589,818	$ 69,817,147	$ 52,310,097
Deferred tax expense in net profit for the year	5,151,492	18,285,052	15,752,347
Provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	26,268,666	25,850,131
Deferred tax expense in net profit for the year	1,579,604	1,622,132	(126,330)
Deferred revenues [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	7,461,802	8,222,412
Deferred tax expense in net profit for the year	(965,010)	(12,128)	1,065,242
Tax losses carry forward [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	38,332,408	38,208,079
Deferred tax expense in net profit for the year	(323,506)	12,706,245	(1,222,172)
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(9,929,129)	(9,716,615)
Deferred tax expense in net profit for the year	1,974,753	2,445,783	7,110,085
Inventories [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2,003,049	1,522,739
Deferred tax expense in net profit for the year	519,046	(229,571)	(1,527,453)
Licenses and rights of use [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(2,455,877)	(2,530,747)
Deferred tax expense in net profit for the year	348,201	54,182	2,548,353
Employee benefits [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	33,253,071	28,243,207
Deferred tax expense in net profit for the year	1,225,310	3,616,952	2,614,932
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	9,639,995	8,790,612
Deferred tax expense in net profit for the year	$ 793,094	$ (1,918,543)	$ 5,289,690